Pensions and Other Post-employment Benefits - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Remeasurement of pension plans	$ (1)	$ (17)
DB Pension Plans
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) arising from settlement of service costs	5
Actuarial gain, net of tax	1
Fair value of plan assets | DB Pension Plans
Disclosure of defined benefit plans [line items]
Contributions by employer	(1)	1
Fair value of plan assets | OPEB Plans
Disclosure of defined benefit plans [line items]
Contributions by employer	$ 2	$ 2
Canada | Fair value of plan assets | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of medical cost trend rates	6.00%		5.00%
Actuarial assumption of medical cost trend rates, decreases per period	0.50%
Canada | Defined benefit obligation | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of medical cost trend rates	6.00%
Actuarial assumption of medical cost trend rates, decreases per period	0.50%
United States | Fair value of plan assets | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of medical cost trend rates	6.00%		5.00%
Actuarial assumption of medical cost trend rates, decreases per period	0.25%
United States | Defined benefit obligation | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of medical cost trend rates	6.50%
Actuarial assumption of medical cost trend rates, decreases per period	0.25%
Actuarial assumption of average health care cost trend for 2022 and thereafter | Canada | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of medical cost trend rates			5.00%
Actuarial assumption of average health care cost trend for 2022 and thereafter | United States | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of medical cost trend rates			5.00%